UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement
					   [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Jacobs and Company
Address: 595 Market Street
	   Suite 1140
         San Francisco, CA 94105

13F File Number: 28-6710

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correctly and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  Matt Jacobson
Title: Partner
Phone: 415-777-1617
Signature, place, and date of signing:

	Matt Jacobson  San Francisco, CA    October 2, 2002

Report type (check only one):

[X]	13F Holding Report
[ ] 	13F Notice
[ ] 	13F Combination Report

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Form 13F SUMMARY PAGE

Report Summary:

Number of other included managers:    0

Form 13F information table entry total:

Form 13F information table value total:

                                                 Form 13F Information T
                                                 Value         Shares  SH/ InvstOther  Voting  Authority
Name of Issuer       Title of Class  CUSIP       (x$1,000)    Prn Amt  PRN DscreManager(a) Sole(b) (c) None


Abbott Laboratories  COM             002824 10 0    3,413       84,489 SH                20,000   0     0
Agere Systems Cl B   COM             00845v 20 9       12       12,007 SH                 2,337
Agilent Technologies COM             00846u 10 1      340       26,046 SH                 4,773   0     0
American InternationaCOM             026874 10 7    1,140       20,846 SH                 4,200   0     0
Anheuser Busch       COM             035229 10 3    4,582       90,554 SH                24,600   0     0
AOL Time Warner      COM             00184A 10 5      933       79,786 SH                15,550   0     0
AT&T                 COM             001957 10 9    1,040       86,614 SH                20,292   0     0
AT&T Wireless Serv.  COM 	       00209A 10 6      115       27,817 SH                 5,453   0     0
Atrix Labs Inc       COM             04962L 10 1      148       10,000 SH                     0   0     0
Auto Data Processing COM             053015 10 3    1,767       50,809 SH                18,500   0     0
Bank of America Corp COM             060505 10 4      220        3,453 SH                     0   0     0
Baxter International COM             071813 10 9    2,217       72,592 SH                 7,514   0     0
Becton Dickinson & CoCOM             075887 10 9    2,105	    74,131 SH                12,000   0     0
Bell South           COM             079860 10 2      714       38,874 SH                 8,800   0     0
Berkshire Hathaway ClCOM             084670 20 7      535          217 SH                     0   0     0
Boeing               COM             097023 10 5    1,588       46,526 SH                 1,400   0     0
BP Amoco             AMERN SH        110889 40 9    4,077      102,171 SH                43,786   0     0
Bristol Myers Squibb COM             110122 10 8    2,182       91,682 SH                12,700   0     0
Cadbury Schweppes PLCADR             127209 30 2    1,114       41,789 SH                 9,286   0     0
Cardinal Health Inc. COM             14149y 10 8    1,463       23,519 SH                 8,404   0     0
ChevronTexaco        COM             166764 10 0    1,479       21,352 SH                 3,927   0     0
Chiron Corp          COM             170040 10 9      278        7,968 SH                   616   0     0
Cisco Systems        COM             17275R 10 2    1,300      124,028 SH                27,350   0     0
Coca Cola Company    COM             191216 10 0    1,831       38,184 SH                 6,900   0     0
Comcast Corp Spl Cl ACOM             200300 20 0      339       16,275 SH                   600   0     0
ConocoPhillips       COM             20825C 10 4    1,086       23,477 SH                 8,475   0     0
Corning Inc          COM             219350 10 5      145       90,853 SH                13,850   0     0
Costco Companies Inc.COM             22160Q 10 2    1,375       42,469 SH                     0   0     0
Diebold Inc          COM             253651 10 3      230        6,975 SH                     0   0     0
Disney               COM             254687 10 6      861       56,865 SH                 4,310   0     0
Dow Jones            COM             260561 10 5      778       20,254 SH                 6,200   0     0
DuPont               COM             263534 10 9      642       17,808 SH                 4,027   0     0
EMC Corp             COM             268648 10 2       93       20,300 SH                     0   0     0
Eli Lilly            COM             532457 10 8    3,711       67,058 SH                12,200   0     0
Emerson Electric     COM             291011 10 4    1,064       24,205 SH                 5,450   0     0
Exxon Mobil Corp     COM             30231G 10 2    1,834       57,482 SH                13,242   0     0
Gannett              COM             364730 10 1    2,918       40,424 SH                 5,400   0     0
General Electric     COM             369604 10 3    2,411       97,809 SH                31,500   0     0
General Mills	   COM             370334 10 4    1,086       24,450 SH                 5,300   0     0
Golden West FinancialCOM             381317 10 6      348        5,600 SH                     0   0     0
Hewlett-Packard CompaCOM             428236 10 3    1,411      120,876 SH                23,650   0     0
Home Depot Inc.      COM             437076 10 2      969       37,127 SH                 6,200   0     0
Hubbell Inc Class A  CL  A           443510 10 2      406       14,675 SH                 1,100   0     0
Hubbell Inc Class B  CL  B           443510 20 1      335       11,509 SH                   420   0     0
Hutton Tele Trust                    447900 10 1       68       32,000 SH                     0   0     0
Intel Corp           COM             458140 10 0    3,152      219,719 SH                22,900   0     0
Intl Business MachineCOM             459200 10 1    4,146       71,006 SH                12,600   0     0
Jacobson Stores      COM             469834 10 5        0       69,255 SH                     0   0     0
Johnson & Johnson    COM             478160 10 4    5,093       94,168 SH                20,000   0
Kroger Company       COM             501044 10 1      668       47,370 SH                   600   0     0
Lee Enterprises      COM             523768 10 9      664       20,200 SH                     0   0     0
Liberty Media Gr     COM             001957 20 8      718       99,917 SH                     0   0     0
Lucent Technologies  COM             549463 10 7       30       39,282 SH                 8,187   0     0
Masco Corp           COM             574599 10 6    2,157      110,356 SH                19,200   0     0
Mc Cormick & Co      COM NON VTG     579780 20 6    2,293      100,590 SH                27,200   0     0
McClatchy Newspapers CL  A           579489 10 5      667       10,950 SH                     0   0     0
Merck                COM             589331 10 7    1,692       37,008 SH                11,340   0     0
Microsoft Corp.      COM             594918 10 4    1,296       29,634 SH                 4,300   0     0
Minnesota Mining     COM             604059 10 5    1,226       11,145 SH                 4,000   0     0
Motorola             COM             620076 10 9    1,619      159,071 SH                39,600   0     0
New York Times Class CL  A           650111 10 7    2,169       47,712 SH                 2,000   0     0
Park Electrochemical COM		 700416 20 9      211       12,608 SH		      3,965   0     0
Pepsico Inc          COM             713448 10 8    4,360      117,992 SH                24,700   0     0
Pfizer Inc           COM             717081 10 3    8,799      303,204 SH                62,600   0     0
Pharmacia Corp       COM             716941 10 9      400       10,295 SH                     0   0     0
Procter & Gamble     COM             742718 10 9    3,132       35,039 SH                 5,800   0     0
Royal Dutch PetroleumNY REG GLD1.25  780257 80 4      253        6,288 SH                     0   0     0
S B C Communications COM             78387G 10 3    1,206       60,008 SH                 9,400   0     0
Schlumberger         COM             806857 10 8    1,470       38,229 SH                 5,400   0     0
Servicemaster        COM             81760N 10 9      250       23,020 SH                     0   0     0
Snap On Tools        COM             833034 10 1      829       36,095 SH                 2,000   0     0
Sun Microsystems Inc.COM             866810 10 4      113       43,600 SH                     0   0     0
Target Corporation   COM             87612e 10 6    2,312       78,325 SH                15,600   0     0
Tribune Co           COM             896047 10 7    2,001       47,859 SH                14,000   0     0
Tribune / AOL        PFD CV 2%       896047 30 5      323        4,860 SH                 2,000   0     0
U S T Inc            COM             902911 10 6      513       18,175 SH                   675   0     0
Union Pacific Corp   COM             907818 10 8      850       14,695 SH                   200   0     0
United Parcel ServiceCOM		 911312 10 6    2,146       34,320 SH 		      5,675   0     0
Unocal               COM             915289 10 2      255        8,108 SH                     0   0     0
Verizon CommunicationCOM             92343v 10 4    1,976       71,994 SH                22,070   0     0
Vodafone Airtouch ADRADR             92857T 10 7    1,375      107,141 SH                16,550   0     0
Wal-Mart Stores Inc. COM             931142 10 3      920       18,675 SH                     0   0     0
Wells Fargo & CompanyCOM             949740 10 4    2,288       47,514 SH                 6,400   0     0
Wyeth                COM		 983024 10 0    2,861  	    89,963 SH  	 	     17,200   0     0

Alza Corp 0% 14      SUB LYON        022615 AC 2    1,031      750,000 PRN                  350   0     0
Hilton Hotel 5% 06   SUB NT CONV     432848 AL 3    1,581    1,719,000 PRN                  350   0     0